UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 56.7%
AUSTRALIA 1.8%
ENERGY—OIL & GAS 0.1%
Woodside Petroleum Ltd.	6,092	$216,554

MARINE PORTS 0.2%
Asciano Ltd.	97,615	517,074

MATERIALS—METALS & MINING 0.1%
Fortescue Metals Group Ltd.	68,500	208,714

REAL ESTATE 1.4%
DIVERSIFIED 0.2%
Dexus Property Group	385,103	374,266

INDUSTRIALS 0.3%
Goodman Group	141,716	641,491

RETAIL 0.7%
CFS Retail Property Trust	328,854	574,417
Westfield Corp.	171,973	1,121,754
		1,696,171
SELF STORAGE 0.2%
National Storage REIT	376,892	442,184
TOTAL REAL ESTATE		3,154,112
TOTAL AUSTRALIA		4,096,454

AUSTRIA 0.4%
AIRPORTS
Flughafen Wien AG	9,695	809,535

BERMUDA 0.2%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)(a)	40,758	475,238

BRAZIL 0.7%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.4%
BRF SA, ADR (USD)	46,000	1,094,340

ENERGY—OIL & GAS 0.1%
Petroleo Brasileiro SA, ADR (USD)	9,200	130,548

MATERIALS—METALS & MINING 0.2%
Gerdau SA, ADR (USD)	33,300	159,840
Vale SA, ADR (USD)	25,300	278,553

	Number of Shares	Value
		$438,393
TOTAL BRAZIL		1,663,281

CANADA 3.7%
ENERGY—OIL & GAS 0.6%
Canadian Natural Resources Ltd.	5,869	228,010
Kodiak Oil & Gas Corp. (USD)(a)	49,200	667,644
Suncor Energy	11,600	419,794
		1,315,448
MATERIALS 1.1%
CHEMICALS 0.6%
Potash Corp. of Saskatchewan (USD)	37,700	1,302,912

METALS & MINING 0.5%
Barrick Gold Corp. (USD)	41,952	615,016
Goldcorp (USD)	10,423	240,042
Lundin Mining Corp.(a)	80,200	396,005
		1,251,063
TOTAL MATERIALS		2,553,975
PIPELINES—C-CORP 1.7%
AltaGas Ltd.	15,478	653,560
Enbridge	26,286	1,258,264
Inter Pipeline Ltd.	16,825	546,086
TransCanada Corp.	25,084	1,291,883
		3,749,793
REAL ESTATE—OFFICE 0.3%
Allied Properties REIT	12,993	396,536
Brookfield Canada Office Properties	8,437	204,607
		601,143
TOTAL CANADA		8,220,359

CHILE 0.2%
WATER
Aguas Andinas SA, Class A	878,525	511,834

CHINA 0.4%
GAS DISTRIBUTION
Towngas China Co., Ltd. (Cayman Islands) (HKD)	779,000	835,698

	Number of Shares	Value
COLOMBIA 0.1%
ENERGY
Ecopetrol SA, ADR (USD)	8,000	$250,160

FRANCE 1.5%
ENERGY—OIL & GAS 0.6%
Total SA	19,970	1,297,729

REAL ESTATE—RETAIL 0.5%
Klepierre	15,583	682,379
Unibail-Rodamco	1,358	349,391
		1,031,770
TOLL ROADS 0.4%
Groupe Eurotunnel SA	76,943	939,953
TOTAL FRANCE		3,269,452

GERMANY 0.6%
MATERIALS—METALS & MINING 0.1%
ThyssenKrupp AG(a)	7,700	202,047

REAL ESTATE 0.5%
RESIDENTIAL 0.4%
Deutsche Wohnen AG	21,585	461,289
LEG Immobilien AG(a)	6,748	467,660
		928,949
RETAIL 0.1%
Deutsche Euroshop AG	6,586	285,032
TOTAL REAL ESTATE		1,213,981
TOTAL GERMANY		1,416,028

HONG KONG 1.8%
ENERGY—OIL & GAS 0.1%
CNOOC Ltd.	101,200	173,340

MARINE PORTS 0.3%
Cosco Pacific Ltd. (Bermuda)	480,000	637,952

REAL ESTATE 1.4%
DIVERSIFIED 0.8%
Henderson Land Development Co., Ltd.	101,900	660,099
New World Development Co., Ltd.	299,000	348,102
Sun Hung Kai Properties Ltd.	49,722	705,023
		1,713,224

	Number of Shares	Value
OFFICE 0.4%
Hongkong Land Holdings Ltd. (USD)	126,000	$856,800

RETAIL 0.2%
Link REIT	97,000	559,650
TOTAL REAL ESTATE		3,129,674
TOTAL HONG KONG		3,940,966

IRELAND 0.1%
REAL ESTATE—DIVERSIFIED
Hibernia REIT PLC(a)	95,037	138,042

ITALY 0.8%
COMMUNICATIONS—TOWERS 0.2%
Ei Towers S.p.A.(a)	9,402	498,877

ENERGY—OIL & GAS 0.6%
Eni S.p.A.	49,530	1,180,486
TOTAL ITALY		1,679,363

JAPAN 4.4%
CONSUMER—NON-CYCLICAL 0.1%
NH Foods Ltd.	15,200	322,363

GAS DISTRIBUTION 0.2%
Osaka Gas Co., Ltd.	134,000	538,444

INDUSTRIAL—MACHINERY 0.3%
Kubota Corp.	43,000	679,257

MATERIALS—METALS & MINING 0.5%
JFE Holdings	20,000	399,088
Nippon Steel & Sumitomo Metal Corp.	251,400	652,368
		1,051,456
RAILWAYS 0.3%
West Japan Railway Co.	15,800	707,272

REAL ESTATE 3.0%
DIVERSIFIED 1.7%
Activia Properties	25	200,821
Mitsubishi Estate Co., Ltd.	70,000	1,575,518
Mitsui Fudosan Co., Ltd.	54,000	1,654,096
Nomura Real Estate Master Fund	278	349,037
		3,779,472
INDUSTRIAL 0.8%
GLP J-REIT	405	467,869

	Number of Shares	Value
Hulic Co., Ltd.	107,700	$1,139,111
		1,606,980
OFFICE 0.5%
Japan Real Estate Investment Corp.	57	293,120
Nippon Building Fund	101	531,361
Nomura Real Estate Office Fund	73	334,133
		1,158,614
TOTAL REAL ESTATE		6,545,066
TOTAL JAPAN		9,843,858

JERSEY 0.5%
MATERIALS—METALS & MINING 0.4%
Glencore International PLC (GBP)	168,800	939,167

REAL ESTATE—RETAIL 0.1%
Atrium European Real Estate Ltd. (EUR)	33,734	175,544
TOTAL JERSEY		1,114,711

LUXEMBOURG 0.1%
MATERIALS—METALS & MINING
ArcelorMittal SA	10,800	148,686

MEXICO 0.4%
AIRPORTS 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	9,664	651,740

REAL ESTATE—OFFICE 0.1%
Concentradora Fibra Danhos SA de CV	90,174	245,066
TOTAL MEXICO		896,806

NETHERLANDS 0.4%
DIVERSIFIED 0.1%
Nieuwe Steen Investments NV	47,974	252,069

RETAIL 0.3%
Corio NV	7,926	388,675
Wereldhave NV	2,664	219,383
		608,058
TOTAL NETHERLANDS		860,127

NORWAY 0.5%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.2%
Marine Harvest ASA	36,070	504,719

	Number of Shares	Value
MATERIALS—CHEMICALS 0.2%
Yara International ASA	6,900	$346,463
REAL ESTATE—OFFICE 0.1%
Norwegian Property ASA(a)	133,966	200,384
TOTAL NORWAY		1,051,566

RUSSIA 0.5%
ENERGY—OIL & GAS 0.2%
Gazprom OAO, ADR	34,700	244,288
Lukoil OAO, ADR	2,300	117,300
		361,588
MATERIALS 0.3%
CHEMICALS 0.1%
Uralkali OJSC (USD)	12,900	228,975
METALS & MINING 0.2%
MMC Norilsk Nickel OJSC, ADR (USD)	22,100	412,165
TOTAL MATERIALS		641,140
TOTAL RUSSIA		1,002,728

SINGAPORE 1.1%
CONSUMER STAPLES—FOOD PRODUCTS 0.2%
Golden Agri-Resources Ltd.	291,500	117,678
Wilmar International Ltd.	104,000	251,909
		369,587
REAL ESTATE 0.9%
DIVERSIFIED 0.4%
Capitaland Ltd.	165,000	413,890
City Developments Ltd.	65,696	495,411
		909,301
INDUSTRIALS 0.4%
Global Logistic Properties Ltd.	393,000	834,859

OFFICE 0.1%
Keppel REIT	300,906	280,692
TOTAL REAL ESTATE		2,024,852
TOTAL SINGAPORE		2,394,439

	Number of Shares	Value
SOUTH KOREA 0.1%
MATERIALS—METALS & MINING
POSCO	730	$227,250

SPAIN 0.8%
ENERGY—OIL & GAS 0.1%
Repsol SA	9,300	220,832
GAS DISTRIBUTION 0.2%
Enagas SA	16,950	546,564
REAL ESTATE—DIVERSIFIED 0.1%
Hispania Activos Inmobiliarios SA(a)	10,868	144,132
Lar Espana Real Estate Socimi SA(a)	10,773	127,224
		271,356
TOLL ROADS 0.4%
Ferrovial SA	41,728	809,278
TOTAL SPAIN		1,848,030

SWEDEN 0.4%
REAL ESTATE—DIVERSIFIED
Hemfosa Fastigheter AB(a)	40,521	634,545
Kungsleden AB	48,212	286,626
TOTAL SWEDEN		921,171

SWITZERLAND 0.6%
AIRPORTS 0.3%
Flughafen Zuerich AG	1,140	715,858
MATERIALS—CHEMICALS 0.3%
Syngenta AG	1,800	573,730
TOTAL SWITZERLAND		1,289,588

UNITED KINGDOM 5.3%
COMMUNICATIONS—SATELLITES 0.3%
Inmarsat PLC	50,602	575,055
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.3%
Associated British Foods PLC	14,700	638,430
ELECTRIC—REGULATED ELECTRIC 0.2%
National Grid PLC	37,998	547,012
ENERGY 1.3%
INTEGRATED OIL & GAS 0.3%
Royal Dutch Shell PLC	15,591	615,960

	Number of Shares	Value
OIL & GAS 0.9%
BP PLC	273,000	$2,006,852
OIL & GAS EQUIPMENT & SERVICES 0.1%
Ensco PLC, Class A (USD)	4,500	185,895
TOTAL ENERGY		2,808,707
MATERIALS—METALS & MINING 1.1%
Anglo American PLC	32,400	726,950
BHP Billiton PLC	58,429	1,624,485
		2,351,435
REAL ESTATE 1.8%
DIVERSIFIED 1.1%
British Land Co., PLC	392	4,464
Hammerson PLC	108,843	1,013,710
Helical Bar PLC	46,694	264,943
Land Securities Group PLC	63,428	1,068,366
Londonmetric Property PLC	67,538	152,190
		2,503,673
INDUSTRIALS 0.2%
Segro PLC	68,055	400,599
OFFICE 0.2%
Derwent London PLC	12,133	537,172
SELF STORAGE 0.3%
Big Yellow Group PLC	69,318	584,349
TOTAL REAL ESTATE		4,025,793
WATER—WATER UTILITIES 0.3%
Pennon Group PLC	58,386	748,701
TOTAL UNITED KINGDOM		11,695,133

UNITED STATES 29.3%
COMMUNICATIONS—TOWERS 1.4%
American Tower Corp.	16,750	1,568,303
Crown Castle International Corp.	12,094	973,930
SBA Communications Corp., Class A(a)	5,626	623,923
		3,166,156
CONSUMER STAPLES—FOOD PRODUCTS 0.1%
Pinnacle Foods	8,100	264,465

	Number of Shares	Value
CONSUMER—NON-CYCLICAL 2.3%
AGRICULTURE 1.3%
Archer-Daniels-Midland Co.	32,900	$1,681,190
Bunge Ltd.	14,620	1,231,443
		2,912,633
FOOD PRODUCTS 1.0%
Ingredion	4,100	310,739
Tyson Foods, Class A	47,900	1,885,823
		2,196,562
TOTAL CONSUMER—NON-CYCLICAL		5,109,195

ELECTRIC 0.3%
INTEGRATED ELECTRIC 0.1%
NextEra Energy Partners LP(a)	1,874	65,009
TerraForm Power(a)	2,436	70,303
		135,312
REGULATED ELECTRIC 0.2%
CMS Energy Corp.	16,628	493,186
TOTAL ELECTRIC		628,498

ENERGY 2.8%
ENERGY EQUIPMENT & SERVICES 0.1%
Diamond Offshore Drilling	4,000	137,080
OIL & GAS 2.7%
Anadarko Petroleum Corp.	1,933	196,084
Apache Corp.	7,600	713,412
ConocoPhillips	1,664	127,329
Devon Energy Corp.	18,100	1,234,058
EOG Resources	6,650	658,483
Exxon Mobil Corp.	23,700	2,228,985
Phillips 66	2,200	178,882
SM Energy Co.	8,800	686,400
		6,023,633
TOTAL ENERGY		6,160,713

GAS DISTRIBUTION 0.6%
Sempra Energy	12,614	1,329,263
GOLD 3.6%
iShares Gold Trust ETF(a)	681,900	7,978,230

	Number of Shares	Value
INDUSTRIALS—ROAD & RAIL 0.1%
CSX Corp.	5,900	$189,154
MATERIALS 1.6%
CHEMICALS 0.7%
Monsanto Co.	10,400	1,170,104
Mosaic Co. (The)	10,000	444,100
		1,614,204
METALS & MINING 0.9%
Alcoa	26,800	431,212
Freeport-McMoRan Copper & Gold	8,350	272,627
Newmont Mining Corp.	9,300	214,365
Nucor Corp.	3,200	173,696
Southern Copper Corp.	17,700	524,805
Stillwater Mining Co.(a)	22,400	336,672
		1,953,377
TOTAL MATERIALS		3,567,581

PIPELINES 3.1%
PIPELINES—C-CORP 1.4%
Plains GP Holdings LP, Class A	17,796	545,448
SemGroup Corp., Class A	14,356	1,195,424
Williams Cos. (The)	22,806	1,262,312
		3,003,184
PIPELINES—MLP 1.7%
Energy Transfer Equity LP	13,752	848,361
EQT Midstream Partners LP	8,951	802,099
Kinder Morgan Management LLC(a)	5,685	535,243
NGL Energy Partners LP	12,760	502,361
Summit Midstream Partners LP	10,009	509,058
Transocean Partners LLC (Marshall Islands)(a)	6,613	173,128
VTTI Energy Partners LP (Marshall Islands)(a)	15,836	396,850
		3,767,100
TOTAL PIPELINES		6,770,284

REAL ESTATE 12.8%
DIVERSIFIED 0.9%
American Assets Trust	22,179	731,242
New York REIT	25,505	262,191

	Number of Shares	Value
Vornado Realty Trust	9,057	$905,338
		1,898,771
FREE STANDING 0.2%
American Realty Capital Properties	41,796	504,060
HEALTH CARE 0.5%
Aviv REIT	21,465	565,603
Physicians Realty Trust	35,628	488,816
		1,054,419
HOTEL 1.2%
Ashford Hospitality Prime	11,897	181,191
Chatham Lodging Trust	42,800	987,824
DiamondRock Hospitality Co.	16,597	210,450
Extended Stay America	14,175	336,515
Hilton Worldwide Holdings(a)	13,881	341,889
Strategic Hotels & Resorts(a)	13,436	156,529
Sunstone Hotel Investors	35,036	484,198
		2,698,596
INDUSTRIALS 0.5%
First Industrial Realty Trust	12,493	211,257
Prologis	14,868	560,523
STAG Industrial	17,797	368,576
		1,140,356
OFFICE 2.5%
BioMed Realty Trust	39,752	802,990
Corporate Office Properties Trust	7,806	200,770
Douglas Emmett	20,837	534,886
Empire State Realty Trust, Class A	29,269	439,620
Equity Commonwealth	10,684	274,686
Kilroy Realty Corp.	10,784	641,001
Liberty Property Trust	11,757	391,038
Mack-Cali Realty Corp.	11,151	213,096
Parkway Properties	56,289	1,057,107
Piedmont Office Realty Trust	19,386	341,969
SL Green Realty Corp.	6,146	622,713
		5,519,876

	Number of Shares	Value
RESIDENTIAL 3.5%
APARTMENT 2.9%
American Homes 4 Rent, Class A	31,913	$539,011
Apartment Investment & Management Co.	21,630	688,267
Campus Crest Communities	40,297	257,901
Education Realty Trust	39,324	404,251
Equity Residential	29,957	1,844,752
Essex Property Trust	3,319	593,271
Home Properties	13,305	774,883
Starwood Waypoint Residential Trust	13,938	362,527
UDR	30,704	836,684
		6,301,547
MANUFACTURED HOME 0.6%
Sun Communities	16,196	817,898
TRI Pointe Homes(a)	44,827	580,061
		1,397,959
TOTAL RESIDENTIAL		7,699,506
SELF STORAGE 1.0%
CubeSmart	46,262	831,791
Extra Space Storage	11,271	581,245
Public Storage	2,469	409,459
Sovran Self Storage	6,437	478,655
		2,301,150
SHOPPING CENTERS 2.3%
COMMUNITY CENTER 1.0%
Brixmor Property Group	24,109	536,666
DDR Corp.	13,237	221,455
Ramco-Gershenson Properties Trust	11,856	192,660
Regency Centers Corp.	10,031	539,969
Retail Properties of America, Class A	20,736	303,368
Washington Prime Group	3,379	59,065
Weingarten Realty Investors	7,935	249,952
		2,103,135
FREE STANDING 0.1%
Spirit Realty Capital	30,253	331,876
REGIONAL MALL 1.2%
General Growth Properties	39,044	919,486
Glimcher Realty Trust	11,145	150,903

	Number of Shares	Value
Macerich Co. (The)	6,450	$411,704
Simon Property Group	7,303	1,200,759
		2,682,852
TOTAL SHOPPING CENTERS		5,117,863
SPECIALTY 0.2%
CyrusOne	17,040	409,641
TOTAL REAL ESTATE		28,344,238
SHIPPING 0.6%
Teekay Corp. (Marshall Islands)	21,499	1,426,674
TOTAL UNITED STATES		64,934,451
TOTAL COMMON STOCK (Identified cost—$123,325,059)		125,534,954
PREFERRED SECURITIES—$25 PAR VALUE 4.0%
NETHERLANDS 0.5%
INSURANCE—MULTI-LINE—FOREIGN
ING Groep N.V., 7.375% (USD)	43,000	1,098,650
UNITED KINGDOM 0.7%
BANKS—FOREIGN
Barclays Bank PLC, 7.75%, Series IV (USD)	10,000	258,600
Barclays Bank PLC, 8.125%, Series V (USD)	36,000	934,920
National Westminster Bank PLC, 7.76%, Series C (USD)	12,723	329,272
TOTAL UNITED KINGDOM		1,522,792
UNITED STATES 2.8%
BANKS 0.4%
Countrywide Capital IV, 6.75%, due 4/1/33	26,462	674,516
Countrywide Capital V, 7.00%, due 11/1/36	6,000	154,200
		828,716
ELECTRIC—INTEGRATED 0.7%
Southern California Edison Co., 4.63%, Series D ($100 Par Value)(FRN)	14,031	1,444,316
INSURANCE 0.5%
Principal Financial Group, 5.563%, Series A ($100 Par Value)	10,860	1,114,169
REAL ESTATE 0.4%
Vornado Realty LP, due 10/1/39	38,000	959,880

	Number of Shares	Value
UTILITIES 0.8%
Dominion Resources, 8.375%, due 6/15/64, Series A	23,500	$591,965
SCANA Corp., 7.70%, due 1/30/65	46,000	1,186,800
TOTAL UTILITIES		1,778,765
TOTAL UNITED STATES		6,125,846
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$8,770,660)		8,747,288
PREFERRED SECURITIES—CAPITAL SECURITIES 0.4%
UNITED STATES
PIPELINES
Enterprise Products Operating LP, 8.375%, due 8/1/66	750,000	825,354
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$834,228)		825,354

	Principal Amount
CORPORATE BONDS 4.5%
GERMANY 0.1%
BANKS
Dresdner Bank AG/New York NY, 7.25%, due 9/15/15, 7.25% (USD)	$215,000	224,949
ITALY 0.2%
INTEGRATED TELECOMMUNICATIONS SERVICES
Telecom Italia Capital SA, 5.25%, due 10/1/15, 5.25% (USD)	500,000	515,625
UNITED KINGDOM 0.3%
UTILITIES
National Grid PLC, 6.30%, due 8/1/16 (USD)	520,000	570,054
UNITED STATES 3.9%
BANKS 0.6%
Ally Financial, 8.30%, due 2/12/15	300,000	306,750
Capital One Financial Corp., 6.15%, due 9/1/16	700,000	765,212
Morgan Stanley, 5.375%, due 10/15/15	175,000	183,323
TOTAL BANKS		1,255,285

	Principal Amount	Value
COMMUNICATIONS 0.4%
American Tower Corp., 7.00%, due 10/15/17, 7.00%	$750,000	$854,386
REAL ESTATE 2.4%
DIVERSIFIED 0.3%
Duke Realty LP, 5.95%, due 2/15/17, 5.95%	169,000	185,571
Duke Realty LP, 7.375%, due 2/15/15	500,000	512,310
		697,881
FINANCE 0.8%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, due 2/6/17, 2.00%, 144A(b)	800,000	800,014
iStar Financial, 3.875%, due 7/1/16, 3.875%	150,000	150,750
iStar Financial, 4.00%, due 11/1/17, 4.00%	530,000	516,750
Reckson Operating Partnership LP, 6.00%, due 3/31/16, 6.00%	300,000	319,545
		1,787,059
HEALTH CARE 0.5%
HCP, 6.30%, due 9/15/16, Series MTN	1,100,000	1,210,641
RESIDENTIAL—APARTMENT 0.1%
UDR, 5.25%, due 1/15/16, 5.25%, Series MTN	200,000	210,577
SHOPPING CENTER—COMMUNITY CENTER 0.7%
DDR Corp., 9.625%, due 3/15/16	1,000,000	1,122,944
Regency Centers LP, 5.25%, due 8/1/15	325,000	337,101
		1,460,045
TOTAL REAL ESTATE		5,366,203
TELECOMMUNICATION SERVICES 0.5%
Embarq Corp., 7.082%, due 6/1/16	650,000	708,187
Verizon Communications, 1.76%, due 9/15/16, (FRN)	500,000	512,854
TOTAL TELECOMMUNICATION SERVICES		1,221,041
TOTAL UNITED STATES		8,696,915
TOTAL CORPORATE BONDS (Identified cost—$10,009,307)		10,007,543

	Number of Contracts
PURCHASED PUT OPTIONS—UNITED STATES 0.1%
S&P 500 Index, USD Strike Price 1,960, expires 12/20/14	45	218,205
TOTAL PURCHASED PUT OPTIONS (Identified cost—$278,237)		$218,205

	Number of Rights	Value
RIGHTS—SWEDEN
REAL ESTATE—DIVERSIFIED 0.0%
Kungsleden AB(a)	48,212	17,371

Principal Amount
SHORT-TERM INVESTMENTS 21.3%
MONEY MARKET FUNDS 4.0%
State Street Institutional Treasury Money Market Fund, 0.00%(c),(d)	$8,900,000	8,900,000

U.S. TREASURY BILLS 17.3%
U.S. Treasury Bills, 0.02%, due 10/9/14(d),(f)		11,100,000	11,099,951
U.S. Treasury Bills, 0.02%, due 10/23/14(d),(e),(f)		27,200,000	27,199,667
			38,299,618
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$47,199,618)			47,199,618
TOTAL INVESTMENTS (Identified cost—$190,417,109)	87.0%		192,550,333
WRITTEN PUT OPTIONS	0.0		(72,900)
OTHER ASSETS IN EXCESS OF LIABILITIES(g)	13.0		28,915,692
NET ASSETS	100.0%		$221,393,125

Number of Contracts
WRITTEN PUT OPTIONS—UNITED STATES 0.0%
S&P 500 Index, USD Strike Price 1,800, expires 12/20/14	45	(72,900)
TOTAL WRITTEN PUT OPTIONS (Premiums received—$103,363)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Non-income producing security.

(b)         Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.4% of the net assets of the Fund, of which 0.0% are illiquid.

(c)          Rate quoted represents the annualized seven-day yield of the Fund.

(d)         All or a portion of this security is held by Cohen & Steers Real Assets Fund, Ltd., a wholly-owned subsidiary.

(e)          All or a portion of this security has been segregated and/or pledged as collateral for futures contracts. $5,558,044 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.

(f)           The rates shown is the effective yield on the date of purchase.

(g)          Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at September 30, 2014.

Futures contracts outstanding at September 30, 2014 were as follows:

Number of Contracts(a)	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	LONG FUTURES OUTSTANDING
106	Aluminum HG LME	$5,163,525	November 19, 2014	$(165,319)
77	Brent Crude Oil	7,381,220	December 16, 2014	(360,996)
24	Brent Crude Oil	2,287,680	November 13, 2014	(221,921)
30	Coffee C	2,175,187	December 18, 2014	57,350
42	Copper	3,157,875	December 29, 2014	(163,454)

189	Corn	3,031,087	December 12, 2014	(102,125)
30	Gold	3,634,800	December 29, 2014	(93,283)
24	KC Wheat	669,600	December 12, 2014	(99,730)
13	Lead LME	681,281	November 17, 2014	(21,627)
30	Light Sweet Crude Oil	2,734,800	October 21, 2014	(122,616)
12	Light Sweet Crude Oil	1,044,720	November 20, 2015	(41,467)
17	Live Cattle	1,111,630	December 31, 2014	21,571
154	Natural Gas	6,346,340	October 29, 2014	222,384
53	Nickel LME	5,177,358	November 19, 2014	(752,788)
18	NY Harbor ULSD	2,008,390	November 28, 2014	(156,432)
36	NY Harbor ULSD	4,007,556	October 31, 2014	(327,054)
36	Palladium	2,790,540	December 29, 2014	(325,706)
42	Platinum	2,731,050	January 28, 2015	(171,842)
42	Silver	3,581,970	December 29, 2014	(535,471)
30	Soybean	$1,369,875	November 14, 2014	$(8,440)
30	Soybean Meal	896,700	December 12, 2014	(255,239)
59	Soybean Oil	1,145,898	December 12, 2014	(201,619)
126	Sugar 11	2,321,424	February 27, 2015	(46,617)
59	Wheat	1,409,363	December 12, 2014	(203,276)
70	Zinc LME	3,997,875	November 19, 2014	75,111
28	Zinc LME	1,613,850	June 15, 2015	73,384
	SHORT FUTURES OUTSTANDING
52	Aluminum HG LME	(2,533,050)	November 19, 2014	(40,775)
29	Brent Crude Oil	(2,823,150)	November 13, 2015	138,689
12	Cattle Feeder	(1,372,650)	January 29, 2015	(67,941)
6	Copper	(451,875)	March 27, 2015	15,462
107	Cotton No. 2	(3,283,295)	December 8, 2014	136,304
6	Gasoline RBOB	(614,200)	October 31, 2014	37,430
1	Lead LME	(52,406)	November 17, 2014	(534)
12	Light Sweet Crude Oil	(1,083,240)	November 20, 2014	23,023
17	Nickel LME	(1,660,662)	November 19, 2014	233,554
18	NY Harbor ULSD	(2,013,757)	February 27, 2015	145,831
52	Zinc LME	(2,969,850)	November 19, 2014	(175,508)
10	Zinc LME	(576,375)	June 15, 2015	(751)
				$(3,482,438)

(a) Represents positions held in the Subsidiary.

Glossary of Portfolio Abbreviations
LME	London Metal Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
ULSD	Ultra Low Sulfur Diesel

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date.  In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business.  Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$125,534,954	$125,534,954	$—	$—
Preferred Securities - $25 Par Value - United States	6,125,846	3,567,361	2,558,485	—
Preferred Securities - $25 Par Value - Other Countries	2,621,442	2,621,442	—	—
Preferred Securities - Capital Securities	825,354	—	825,354	—
Corporate Bonds	10,007,543	—	10,007,543	—
Purchased Put Options	218,205	218,205	—	—
Rights - Sweden	17,371	17,371	—	—
Short-Term Instruments	47,199,618	—	47,199,618	—
Total Investments(a)	$192,550,333	$131,959,333	$60,591,000	$—
Futures Contracts	$1,180,093	$1,180,093	$—	$—
Total Unrealized Appreciation in Other Financial Instruments(a)	$1,180,093	$1,180,093	$—	$—
Futures Contracts	$(4,662,531)	$(4,662,531)	$—	$—
Total Unrealized Depreciation in Other Financial Instruments(a)	$(4,662,531)	$(4,662,531)	$—	$—

(a) Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2014:

Futures contracts	$(3,482,438)

The following summarizes the volume of the Fund’s futures contracts activity during the nine months ended September 30, 2014:

Futures Contracts
Average Notional Balance - Long	$51,055,243
Average Notional Balance - Short	(16,027,361)
Ending Notional Balance - Long	72,471,594
Ending Notional Balance - Short	(19,434,510)

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Options: The Fund may purchase call or put options. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

The Fund writes put options on an index and may write call options on an index and put and covered call options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in written options during the nine months ended September 30, 2014, were as follows:

	Number
	of Contracts	Premiums
Options outstanding at December 31, 2013	—	$—
Options written	65	133,302
Options terminated in closing transactions	(20)	(29,939)
Options outstanding at September 30, 2014	45	$103,363

Note 3.   Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$190,417,109
Gross unrealized appreciation	$6,801,603
Gross unrealized depreciation	(4,668,379)
Net unrealized appreciation	$2,133,224

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin		By:	/s/James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: November 25, 2014